Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Profit before income tax	$ (8,971,514)	$ 4,663,271
Adjustments for:
Provision for allowance for expected credit losses on trade receivables	952,927	801,769
Provision for allowance for expected credit losses on loan receivables		27,780
Non-cash revenue		(5,916,800)
Reversal on impairment allowance of other receivables	(311,963)	(148,393)
Reversal on impairment allowance of related parties	(161,221)
Loss on disposal of property and equipment	2,204
Property and equipment written off	36,246
Depreciation of property and equipment	93,251	52,827
Depreciation of right-of-use assets	242,901	154,080
Amortisation of intangible assets	371,326	236,391
Share based payment	710,509	390,380
Share option expenses		401,347
Director fee paid in shares	1,770,000	3,460,031
Professional fees	456,000	260,692
Referral fees paid in shares	2,540,000
Loss on disposal of financial assets, at fair value through profit and loss		(32,893)
Gain on disposal of right-of-use asset	(2,586)
Gain on disposal of subsidiary	(28,755)
Gain on disposal of investment	(5,200,000)
Issuance of warrant liabilities	2,470,114
Changes on fair value of warrant liabilities	(877,364)
Changes on fair value of convertible note liabilities	2,003,953
Interest expense	1,083,907	11,859
Interest income	(358)	(4,613)
Operating cash flows before movements in working capital	(2,820,423)	4,357,728
Trade receivables	(1,755,957)	(6,011,585)
Other receivables	1,191,675	4,845,832
Inventories	37,865
Deposits and prepayment	(7,161,304)	(896,033)
Loan receivables		(17,422,560)
Trade and other payables	(7,496,580)	4,704,776
Contract liabilities	591,111	11,434,035
Cash (used in)/generated from operations	(17,413,613)	1,012,193
Income tax paid	(39,230)	(43,319)
Net cash (used in) / generated from operating activities	(17,452,843)	968,874
Investing activities
Acquisition of property and equipment	(335,909)	(608,176)
Acquisition of intangible assets		(4,909,208)
Interest received	358	4,613
Acquisition of financial assets, at fair value through other comprehensive income		(42,295,124)
Proceeds from disposal of financial assets, at fair value through other comprehensive income		2,297,970
Proceeds from disposal of property and equipment	769
Proceeds from disposal of investment	5,200,000
Net cash generated from / (used in) investing activities	4,865,218	(45,509,925)
Financing activities
Proceeds from issuance of ordinary shares	20,990,936	38,102,518
Payment for deferred initial public expense	(750,000)
Interest paid	(242,470)	(11,859)
Repayment of bank borrowings		(9,281)
Advance to/from related parties	(3,090,708)	3,325,048
Repayment of operating lease	(252,641)	(150,965)
Net cash generated from financing activities	16,655,117	41,255,461
Net (decrease) / increase in cash and cash equivalents	4,067,492	(3,285,590)
Foreign exchange effect	176,793	(2,526,311)
Cash and bank balances at beginning of year	940,963	8,100,899
Cash and bank balances at end of year	$ 5,185,248	$ 2,288,998